Note 16 - Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
16.
Certain Relationships and Related Transactions

In
August 2013,
Avalon created a new Ohio limited liability company, AWMS Holdings, LLC, to act as a holding company to form and own a series of wholly owned subsidiaries that will own and operate Class II salt water injection wells and facilities (together the “facilities”). AWMS Holdings, LLC, offers investment opportunities to accredited investors by selling membership units of AWMS Holdings, LLC through private placement offerings. The monies received from these offerings, along with internally contributed capital, are used to construct the facilities necessary for the operation of salt water injection wells. AWMS Water Solutions, LLC, a wholly owned subsidiary of Avalon, manages all the salt water injection well operations, including the marketing and sales function and all decisions regarding the well operations for a percentage of the gross revenues.

In
2014
and
2013,
Avalon, through a wholly owned subsidiary made capital contributions totaling approximately
$3.4
million, which included cash and certain well assets, including the permits, in exchange for membership units of AWMS Holdings, LLC. Through a private placement offering for the purchase of membership units, AWMS Holdings, LLC raised approximately
$3.8
million from accredited investors in
2014
and
2013.
Management and outside directors of Avalon, who qualified as accredited investors, invested approximately
$1.0
million in AWMS Holdings, LLC.

As a result of a private placement offering, Avalon is
not
the majority owner of AWMS Holdings, LLC. At
December 31, 2020
and
2019,
respectively, Avalon owns approximately
47%
of AWMS Holdings, LLC. In accordance ASC
810
-
10
,
due to the managerial control of AWMS Water Solutions, LLC, AWMS Holdings, LLC is a VIE, and the financial statements of AWMS Holdings, LLC and subsidiaries are included in Avalon's consolidated financial statements. ASC
810
-
10
requires non-controlling interests to be reported as a separate component of equity. The amount of net loss attributable to the non-controlling interest is recorded in “net loss attributable to non-controlling interest in subsidiary” in our Consolidated Statements of Operations.